Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 5.0%
	EQUITY FUNDS - 3.9%
4,950	iShares Core S&P 500 ETF				$ 2,128,104
12,891	iShares MSCI ACWI ETF				1,304,440
21,498	iShares MSCI ACWI ex US ETF				1,236,350
15,187	iShares MSCI EAFE ETF				1,197,951
17,125	iShares MSCI EAFE Small-Cap ETF				1,269,990
23,896	iShares MSCI Emerging Markets ETF				1,317,864
8,940	iShares Russell 1000 ETF				2,164,195
9,926	iShares Russell 2000 ETF				2,276,727
27,038	iShares Russell Mid-Cap ETF				2,142,491
16,524	iShares U.S. Real Estate ETF				1,684,457
					16,722,569
	DEBT FUNDS - 1.1%
60,000	Vanguard Short-Term Corporate Bond ETF				4,962,600

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,697,070)				21,685,169
Par Value			Coupon Rate (%)	Maturity
	BONDS & NOTES - 68.4%
	BANKING - 2.4%
$ 5,000,000	Bank of Montreal		2.900	3/26/2022	5,099,187
5,000,000	Wells Fargo & Company		3.500	3/8/2022	5,111,862
					10,211,049
	COMPUTERS - 1.2%
5,000,000	Apple, Inc.		2.100	9/12/2022	5,105,062

	ENTERTAINMENT CONTENT - 1.3%
5,600,000	TWDC Enterprises 18 Corporation		2.450	3/4/2022	5,685,335

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
5,000,000	The Goldman Sachs Group, Inc.		5.750	1/24/2022	5,155,179
5,000,000	The Goldman Sachs Group, Inc.		0.481	1/27/2023	5,002,992
					10,158,171
	INSURANCE - 2.3%
5,000,000	New York Life Global Funding - 144A		2.300	6/10/2022	5,101,444
5,000,000	Metropolitan Life Global Funding - 144A		0.900	6/8/2023	5,051,662
					10,153,106
	MULTI-NATIONAL - 0.9%
4,000,000	European Investment Bank		2.875	12/15/2021	4,050,453

	PHARMACEUTICALS - 1.2%
5,000,000	Pfizer, Inc.		2.800	3/11/2022	5,092,027

	OIL & GAS PRODUCERS - 1.2%
5,000,000	Shell International Finance		2.000	11/7/2024	5,201,318

	SOFTWARE - 5.4%
13,000,000	Microsoft Corp.		1.550	8/8/2021	13,003,090
5,000,000	Microsoft Corp.		2.375	5/1/2023	5,169,977
5,000,000	Microsoft Corp.		3.125	11/3/2025	5,459,612
					23,632,679
Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2021
Par Value			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.6%
$ 4,000,000	Federal Farm Credit Banks Funding Corp		1.600	1/21/2022	$ 4,034,035
5,000,000	Federal Farm Credit Banks Funding Corp		1.625	8/22/2022	5,086,479
5,000,000	Federal Farm Credit Banks Funding Corp		0.125	4/27/2023	4,990,191
5,000,000	Federal Farm Credit Banks Funding Corp		0.140	5/18/2023	4,989,574
10,000,000	Federal Farm Credit Banks Funding Corp		0.200	2/16/2024	9,913,044
10,000,000	Federal Farm Credit Banks Funding Corp		0.320	12/23/2024	9,902,582
5,000,000	Federal Home Loan Banks		2.625	12/10/2021	5,056,629
5,000,000	Federal Home Loan Banks		1.625	12/20/2021	5,037,043
10,000,000	Federal Home Loan Banks		2.250	3/11/2022	10,151,509
12,000,000	Federal Home Loan Banks		2.000	9/9/2022	12,271,448
9,000,000	Federal Home Loan Banks		0.260	12/22/2023	8,979,586
7,180,000	Federal Home Loan Banks		0.375	6/24/2024	7,154,544
10,000,000	Federal Home Loan Banks		0.500	6/30/2026	9,994,126
4,250,000	Federal Home Loan Banks		0.500	5/27/2027	4,244,146
10,000,000	Federal Home Loan Banks		0.500	6/30/2027	9,999,138
10,000,000	Federal Home Loan Banks		0.300	1/28/2028	9,961,880
10,000,000	Federal Home Loan Banks		0.400	2/24/2028	9,952,469
14,750,000	Federal Home Loan Banks		0.300	2/25/2028	14,696,487
7,000,000	Federal Home Loan Mortgage Corp		0.270	9/14/2023	6,993,422
10,000,000	Federal Home Loan Mortgage Corp		0.700	8/19/2026	9,800,631
4,000,000	Federal National Mortgage Association		2.000	1/5/2022	4,039,417
6,000,000	Federal National Mortgage Association		0.550	8/25/2025	5,959,410
5,000,000	Federal National Mortgage Association		0.750	1/20/2026	4,978,009
13,000,000	Federal National Mortgage Association		0.850	6/30/2026	12,941,652
3,720,597	Government National Mortgage Association		2.500	12/20/2049	3,908,509
7,000,000	United States Department of Housing and Urban Development		2.800	8/1/2023	7,349,556
					202,385,516
	SUPRANATIONALS - 2.4%
10,500,000	International Bank for Reconstruction & Development		0.125	4/20/2023	10,477,000

	TELECOMMUNICATIONS - 1.2%
5,000,000	Cisco Systems, Inc.		1.850	9/20/2021	5,011,637

	TOTAL BONDS & NOTES (Cost - $297,250,013)				297,163,353
Shares
	SHORT-TERM INVESTMENT - 21.5%
	MONEY MARKET FUND - 21.5%
93,571,797	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, to yield 0.03% *				93,571,797
	TOTAL SHORT-TERM INVESTMENT - (Cost - $93,571,797)

	TOTAL INVESTMENTS - 94.9% (Cost - $407,518,880)				$ 412,420,319
	OTHER ASSETS LESS LIABILITIES - NET - 5.1%				22,104,603
	NET ASSETS - 100.0%				$ 434,524,922

*	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2021. A portion represents positions held in GPMAS Fund Limited.
**	STEP coupon bond
ETF	Exchange Traded Fund
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2021, 144A securities amounted to $10,153,106 or 2.3% of net assets.
Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2021

LONG FUTURES CONTRACTS
Long Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/ (Depreciation)
257	CBOT 10 Year US Treasury Note	September 2021		$ 34,052,500	$ 9,781
12	CBOT Oats Future +	December 2021		235,200	1,813
189	CBOT US Long Bond Future	September 2021		30,381,750	459,039
76	CME Australian Dollar Currency Future	September 2021		5,698,480	(191,182)
148	CME British Pound Currency Future	September 2021		12,769,625	(227,931)
83	CME Canadian Dollar Currency Future	September 2021		6,691,460	(177,210)
36	CME E-Mini NASDAQ 100 Index Future	September 2021		10,475,280	434,448
132	CME E-Mini Standard & Poor's 500 Index Future	September 2021		28,304,760	473,073
38	CME E-Mini Standard & Poor's MidCap 400 Index	September 2021		10,231,120	(124,865)
318	CME Mexican Peso Currency Future	September 2021		7,902,300	(59,415)
2	CME Random Length Lumber Future +	September 2021		162,228	(36,102)
18	CME Swiss Franc Currency Future	September 2021		2,434,275	(78,750)
58	COMEX Gold 100 Troy Ounces Future +	August 2021		10,275,280	(593,110)
46	Eurex DAX Index Future	September 2021		21,176,864	(204,287)
139	FTSE 100 Index Future	September 2021		13,404,066	(169,708)
93	HKG Hang Seng Index Future	July 2021		17,142,940	(147,254)
64	ICE Brent Crude Oil Future +	July 2021		4,775,680	90,570
241	ICE Gas Oil Future +	August 2021		14,417,825	(284,000)
219	ICE US MSCI Emerging Markets EM Index Futures	September 2021		14,944,560	(32,505)
33	LME Copper Future +	September 2021		7,249,894	(562,444)
108	LME Primary Aluminum Future +	September 2021		6,816,150	249,075
100	LME Nickel Future +	September 2021		10,928,400	254,550
107	LME Zinc Future +	September 2021		7,963,475	29,625
29	Long Gilt Future	September 2021		5,131,949	(9,756)
92	NYBOT CSC C Coffee Future +	September 2021		5,511,375	(54,150)
543	NYBOT CSC Number 11 World Sugar Future +	October 2021		10,879,982	361,760
83	NYBOT CTN Number 2 Cotton Future +	December 2021		3,523,350	(66,555)
145	NYMEX Henry Hub Natural Gas Futures +	August 2021		5,292,500	666,540
95	NYMEX Light Sweet Crude Oil Future +	August 2021		6,979,650	499,120
32	NYMEX NY Harbor ULSD Futures +	August 2021		2,860,435	(26,057)
57	NYMEX Reformulated Gasoline Blendstock for Oxygen +	August 2021		5,366,869	170,717
187	SGX Nikkei 225 Stock Index Future	September 2021		24,211,100	(339,418)
160	TSE Japanese 10 Year Bond Futures	September 2021		218,672,000	(116,321)
	Net Unrealized Appreciation from Open Long Futures Contracts				$ 199,091
Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2021

SHORT FUTURES CONTRACTS
Short Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/ (Depreciation)
793	3 Month Euro Euribor Future	March 2023		$ 236,056,967	$ 57,887
1,053	3 Month Euroswiss Future	June 2022		286,759,805	28,203
3,994	90 Day Sterling Future	March 2023		686,206,065	336,545
348	CBOT 5 Year US Treasury Note	September 2021		42,953,640	92,180
106	CBOT Soybean Meal Future +	August 2021		4,001,500	(24,720)
36	CBOT Wheat Future +	December 2021		1,233,000	1,738
2,750	CME 3 Month Eurodollar Future	March 2023		683,134,375	140,413
266	CME Japanese Yen Currency Future	September 2021		29,948,275	512,131
1	COMEX Silver Future +	September 2021		130,970	5
172	Eurex 10 Year Euro BUND Future	September 2021		35,208,108	(189,432)
1,475	Eurex 2 Year Euro SCHATZ Future	September 2021		196,155,666	25,474
450	Eurex 5 Year Euro BOBL Future	September 2021		71,589,854	(53,917)
33	LME Copper Future +	September 2021		7,249,894	133,738
137	LME Primary Aluminum Future +	September 2021		8,646,413	(461,100)
25	LME Nickel Future +	September 2021		2,732,100	(137,814)
55	LME Zinc Future +	September 2021		4,093,375	(75,987)
73	NYBOT CSC Cocoa Future +	September 2021		1,743,970	19,070
58	NYMEX Platinum Future +	October 2021		3,111,410	49,380
12	WCE Canola Future +	November 2021		157,319	(6,112)
	Net Unrealized Appreciation from Open Short Futures Contracts				$ 447,682

	Total Net Unrealized Appreciation from Open Futures Contracts				$ 646,773

+ This investment is a holding of GPMAS Fund Limited.
^ The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.